Expenses by nature- Cost of sales, selling and distribution and general and administrative expenses (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Expenses by nature
Cost of inventories (Note 17(a))	¥ 1,597,937	¥ 1,585,384	¥ 5,360,527	¥ 4,764,835
Payroll and employee benefits (Note (i))	223,734	192,199	675,327	715,596
Rental and related expenses	14,230	4,402	23,400	16,202
Depreciation and amortization (Note (ii))	101,129	65,319	283,755	190,702
Licensing expenses	36,697	17,076	110,643	60,190
Promotion and advertising expenses	61,609	50,752	198,676	146,395
Logistics expenses	60,105	49,326	210,784	152,205
Travelling expenses	13,983	8,600	51,383	36,695
Listing expenses	528		528
Other expenses	85,289	95,914	274,102	259,523
Total cost of sales, selling and distribution and general and administrative expenses	¥ 2,195,241	¥ 2,068,972	¥ 7,189,125	¥ 6,342,343